Average Annual Total Returns	12 Months Ended	50 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	20.02%	16.86%	[1]
American Conservative Values ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.68%	16.22%	[1]
Performance Inception Date		Oct. 28, 2020
American Conservative Values ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.51%	16.01%	[1]
American Conservative Values ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.36%	12.95%	[1]

[1]	The Fund commenced operations on October 28, 2020.